Leases - Right of use assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Balance at beginning of period	$ 5,611	$ 6,734
Remeasurement of right-of-use assets	214	(684)
Additions in right-of-use assets	1,323	957
Depreciation	(1,476)	(1,396)
Disposals	(29)
Balance at end of period	5,643	5,611
Branch offices
Right-of-use assets
Balance at beginning of period	5,583	6,691
Remeasurement of right-of-use assets	214	(684)
Additions in right-of-use assets	1,079	957
Depreciation	(1,419)	(1,381)
Disposals	(22)
Balance at end of period	5,435	5,583
IT equipment
Right-of-use assets
Balance at beginning of period	9	12
Depreciation	(2)	(3)
Disposals	(7)
Balance at end of period		9
Furniture and equipment
Right-of-use assets
Balance at beginning of period	19	31
Additions in right-of-use assets	244
Depreciation	(55)	(12)
Balance at end of period	$ 208	$ 19